Customer Concentration (Total Revenues by Geographic Area) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues	$ (29,846)	$ 44,165	$ (22,526)	$ 38,913	$ 7,146	$ 7,942	$ 7,855	$ 9,085	$ 30,706	$ 32,028	$ 91,299
UNITED STATES
Concentration Risk [Line Items]
Revenues									15,151	21,434	83,143
Europe [Member]
Concentration Risk [Line Items]
Revenues									3,438	2,451	2,732
Other geographic location [Member]
Concentration Risk [Line Items]
Revenues									$ 12,117	$ 8,143	$ 5,424